STOCK COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY

The following is a summary of stock option activity for the six months ended June 30, 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2023	114,000	$50.00	4.04
Granted	30,000	4.10
Forfeited	(30,000)	4.10
Canceled	(112,000)	50.00
Outstanding, June 30, 2024	2,000	$50.00	3.53
Exercisable, June 30, 2024	2,000	$50.00	3.53

The following is a summary of stock option activity for the year ended December 31, 2023:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2022	-	$-	-	$-
Granted	135,500	50.00	5.00	-
Forfeited	(21,500)	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2023	114,000	$50.00	4.04	$-
Exercisable, December 31, 2023	74,000	$50.00	4.04	$-

SCHEDULE OF FAIR VALUE OF STOCK BASED COMPENSATION ASSUMPTION INPUTS

The Company estimated the fair value of the stock-based compensation using the Black Scholes Model with the following assumption inputs:

For the Six Months Ended June 30, 2024
Expected life of the options	2.88 – 5.00
Share price of the issuance date	$4.10
Expected volatility	95% - 147.18%
Expected dividend rate	0%
Risk-free interest rate	4.38%

The Company estimated the fair value of the stock-based compensation using the Black Scholes Model with the following assumption inputs:

Expected life of the options	4.35-5.0
Fair value of Common Stock on grant date	$9.8 - $10.70
Expected volatility	95%
Expected dividend rate	0%
Risk-free interest rate	4.24% - 4.41%

SUMMARY OF RESTRICTED STOCK UNITS ACTIVITY

The following is a summary of RSU activity for the six months ended June 30, 2024:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2023	40,172	$14.10
Granted	423,725	3.91
Canceled	(39,167)	5.60
Vested and issued	(415,230)	4.40
Outstanding and unvested as of June 30, 2024	9,500	$13.10

The following is a summary of RSU activity for the year ended December 31, 2023:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2022	-	$-
Granted	50,604	1.41
Cancelled	(7,973)	-
Vested	(2,458)	-
Outstanding as of December 31, 2023	40,172	$1.41